Finance Receivables - Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Finance Receivables Maturity [Abstract]
2017	$ 53,843
2018	18,578
2019	14,326
Thereafter	19,501
Financing Receivable, Gross	103,465	$ 97,196
Finance receivables before unearned interest supplements	106,248
Consumer Segment [Member]
Finance Receivables Maturity [Abstract]
Financing Receivable, Gross	65,338	59,949
Consumer Segment [Member] | Retail [Member]
Finance Receivables Maturity [Abstract]
2017	19,460
2018	17,550
2019	14,185
Thereafter	16,926
Financing Receivable, Gross	65,338	59,949
Finance receivables before unearned interest supplements	68,121	62,068
Consumer Segment [Member] | Finance Leases Portfolio Segment [Member]
Finance Receivables Maturity [Abstract]
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	183
Non-Consumer Segment [Member]
Finance Receivables Maturity [Abstract]
Financing Receivable, Gross	38,127	37,247
Non-Consumer Segment [Member] | Wholesale and Dealer Loans [Member]
Finance Receivables Maturity [Abstract]
2017	33,207
2018	1,028
2019	141
Thereafter	2,575
Financing Receivable, Gross	36,951	36,037
Non-Consumer Segment [Member] | Other Finance Receivables [Member]
Finance Receivables Maturity [Abstract]
2017	1,176
2018	0
2019	0
Thereafter	0
Financing Receivable, Gross	$ 1,176	$ 1,210